Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Details) - Patents - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Useful Life	12 years	12 years	12 years	12 years
Gross Carrying Value	$ 2,230,570	$ 2,230,570	$ 2,230,570	$ 2,230,570
Accumulated Amortization	2,230,570	2,140,431	2,140,431	1,954,550
Net Carrying Value	$ 0	$ 90,139	$ 90,139	$ 276,020
Useful Life Remaining	0 years	6 months	6 months	1 year 6 months